Security
                                                             Funds

================================================================================

                                                             ANNUAL REPORT

                                                             September 30, 2002

                                                             o Security Capital
                                                               Preservation Fund






                                      [LOGO](R) Security Distributors, Inc.
                                                A Member of The Security Benefit
                                                Group of Companies

SECURITY
 FUNDS

President's Letter
--------------------------------------------------------------------------------
September 30, 2002

To Our Shareholders:

In periods of market volatility such as we have seen in recent months, the Security Capital Preservation Fund proves its worth as a part of its investors' tax-deferred plans. Security Management Company, LLC is among the first to provide this type of portfolio, which is a unique instrument having the objective of seeking returns greater than those of money market funds, while maintaining a stable net asset value.1 Its attractiveness to investors is reflected in the rapid growth of assets in the Fund, exceeding $437 million since its inception in May of 1999. Security Management Company, LLC was among the first to provide this type of portfolio, which holds a unique spot in the fixed income world, seeking to maintain a stable share price while providing current income returns closer to that of intermediate maturity bond funds(1).

At Security Benefit, we believe strongly in the importance of asset allocation as a way of reducing risk when markets are extremely volatile. Risk management is particularly important in tax-deferred accounts, which generally are established to meet an investor's long-term investment needs, and a fund that seeks to maintain a stable value can be a vital element in an overall asset allocation plan. The recent downturn in the equity markets has underscored the value of investing in the Capital Preservation Fund.

Eric Kirsch, John Axtell and Louis D'Arienzo, portfolio managers of the PreservationPlus Income Portfolio, the underlying investment in the Capital Preservation Fund, provide a performance review in the letter accompanying this report. We appreciate the opportunity to help you achieve your investment goals with this and our other funds, and we welcome your questions and comments at any time.

Sincerely,

James R. Schmank, President
The Security Funds

(1) The Capital Preservation Fund is not a money market fund and there can be no assurances that it will be able to maintain a stable share price.

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                                       1

SECURITY
 FUNDS

Manager's Commentary
--------------------------------------------------------------------------------
September 30, 2002

To Our Shareholders:

The Capital Preservation Fund is part of a "master-feeder" arrangement in which the Fund invests all of its assets in a mutual fund advised by Deutsche Asset Management. The Fund seeks to deliver returns above those of money market funds while maintaining a constant share price1. The Fund is offered to tax sheltered annuity custodial accounts, traditional Individual Retirement Accounts (IRAs), Roth IRAs, education IRAs, Simplified Employee Pensions IRAs, savings incentive match plans for employees (SIMPLE IRAs), Keogh plans, and other qualified retirement plans.

For the past 12 months, the Capital Preservation Fund generated a total return of +4.94%(2).

Nature Of Portfolio Assets

The Fund invests primarily in fixed income securities that, at the time of purchase, are in one of the top four long-term rating categories by Standard & Poor's, Moody's Investors Services, Inc., Fitch, or if unrated, are determined by the Portfolio Management team to be of comparable quality. In addition, the Fund may invest up to 10% of its assets in high yield debt securities, primarily through the Scudder High Income Plus Fund, in order to provide an ample level of diversification. The Fund targets an average portfolio duration of 2.5 to 4.5 years. The diversification and maturity structure of the Fund's fixed income portfolio is managed to pursue competitive yields within the parameters of the Fund's overall investment philosophy.

Fixed Income Market Activity

During the third quarter, the broad fixed income markets were volatile, but generally continued the stellar performance evident from the first half of the year, as recent data suggested the economic recovery lost some momentum. Multiple factors, including equity weakness, Middle East negotiations, the potential for war with Iraq, corporate earnings quality and accounting irregularities, as well as corporate credit downgrades negatively affected investor sentiment and generally caused an allocation shift into higher quality fixed income assets, particularly US Treasuries.

The Federal Reserve held policy steady at the September 24th FOMC meeting, leaving the Fed Funds rate unchanged at 1.75%. For the six months ended September 30, 2002, interest rates in the intermediate segment of the yield curve declined most aggressively. The 2-year US Treasury Note declined 204 basis points (bps) to yield 1.68%, the 5-year Note declined 228 bps to 2.56% and the 10-year Note declined 180 bps to 3.59%, while the 30-year Bond declined 113 bps to yield 4.67%. The rally in the five year segment of the yield curve caused a modest flattening in the slope of the curve from 2 to 5 years, but continued its overall steepening trend, which began in late 2000, as the spread between the 2-year and 30-year Treasuries widened to roughly 300 basis points at the end of September from a slope of 208 basis points at the end of March.

Portfolio Manager's Outlook

Looking ahead, it is expected that the Federal Reserve will hold the Federal Funds rate unchanged through the next quarter or until convincing signs emerge of strengthening demand, improving labor markets, and a revival in business investment spending. Nonetheless, a backdrop of modest growth, low inflation, and a steady Fed policy suggests any fall in rates is apt to be limited in the near-term. Our strategy is to continue to focus on selecting the highest quality spread sector assets (corporate, mortgage- and asset-backed securities) at the maximum yields possible, while normally maintaining a 5% cash allocation to provide liquidity to facilitate the management of daily investor cash flows. Overall, we believe this Fund

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                                       2

SECURITY
 FUNDS

Manager's Commentary
--------------------------------------------------------------------------------
September 30, 2002

remains well positioned to withstand a rising interest rate environment and look to our high quality wrapper contracts to help maintain the stability of the Fund.

Sincerely,

Eric Kirsch, John Axtell and Louis R. D'Arienzo
Portfolio Managers of the PreservationPlus Income
Portfolio

(1) The Capital Preservation Fund is not a money market fund and there can be no assurance that it will be able to maintain a stable share price.

(2) Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.

--------------------------------------------------------------------------------

SECURITY
 FUNDS

Manager's Commentary
--------------------------------------------------------------------------------
September 30, 2002

----------------------------------------------------PERFORMANCE-----------------

                      Average Annual Returns
                     As of September 30, 2002

                               3 year  1 year   Since Inception
                               ------  ------   ---------------
A Shares                        5.91%   4.94%   5.86% (05/03/99)
A Shares with sales charge      4.67%   1.29%   4.77% (05/03/99)
B Shares                        5.40%   4.42%   5.35% (05/03/99)
B Shares with CDSC              4.50%  (.58)%   4.57% (05/03/99)
C Shares                        5.66%   4.68%   5.61% (05/03/99)
C Shares with CDSC              5.66%   3.68%   5.61% (05/03/99)

The performance data above represents past performance which is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. Such figures would be lower if the maximum sales charge was deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

[BEGIN CHART]
Security Capital Preservation Fund vs.
Lehman 1-3 yr. Government/Credit Index

                  Capital Preservation               Lehman 1-3 yr.
                         Fund                    Government/Credit Index
05/03/1999              $10,000                         $10,000
09/30/1999              $ 9,869                         $10,145
09/30/2000              $10,525                         $10,750
09/30/2001              $11,173                         $11,908
09/30/2002              $11,722                         $12,604
[END CHART]

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Security Capital Preservation Fund on May 3, 1999, and reflects deduction on the 3.50% sales load. On September 30, 2002, the value of your investment in Class A shares of the Fund (with dividends reinvested) would have grown to $11,722. By comparison, the same $10,000 investment would have been $12,604, based on the Lehman 1-3 yr. Government/Credit Index's performance.

--------------------------------------------------------------------------------

Security Capital Preservation Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 2002


Assets
  Investment in PreservationPlus Income Portfolio,
    at value ..................................................     $438,045,507
  Fund shares sold ............................................        8,001,930
  Prepaid expenses ............................................          106,490
                                                                    ------------
    Total assets ..............................................      446,153,927
                                                                    ------------
Liabilities
  Dividends payable ...........................................        1,308,245
  Due to PreservationPlus Income Portfolio ....................        6,465,686
  Fund shares redeemed ........................................          240,692
  Accrued expenses and other liabilities ......................          327,861
                                                                    ------------
    Total liabilities .........................................        8,342,484
                                                                    ------------
  Net assets ..................................................     $437,811,443
                                                                    ============
Net assets consist of:
  Paid-in capital .............................................     $437,184,896
  Undistributed net investment income .........................        1,843,873
  Accumulated net realized gain from
    investments, futures contracts and
    foreign currency transactions .............................          864,393
  Net unrealized appreciation on investments, futures
    contracts and foreign currency contracts ..................       23,714,792
  Unrealized depreciation on wrapper
    agreements ................................................      (25,796,511)
                                                                    ------------
    Total net assets ..........................................     $437,811,443
                                                                    ============
Class "A" Shares
  Capital shares outstanding ..................................       36,152,442
  Net assets ..................................................     $361,410,735
  Net asset value per share ...................................           $10.00
                                                                    ============
  Offering price per share (net asset value
    divided by 96.5%) .........................................           $10.36
                                                                    ============
Class "B" Shares
   Capital shares outstanding .................................        2,068,127
   Net assets .................................................      $20,677,469
   Net asset value per share ..................................           $10.00
                                                                    ============
Class "C" Shares
   Capital shares outstanding .................................        5,573,314
   Net assets .................................................      $55,723,239
   Net asset value per share ..................................           $10.00
                                                                    ============


                            See accompanying notes.
--------------------------------------------------------------------------------

Security Capital Preservation Fund
Statement of Operations
--------------------------------------------------------------------------------
For the year ended September 30, 2002

Investment income:
  Interest and dividends ......................................      $19,883,379
  Credit rate interest ........................................          843,742
  Expenses allocated from PreservationPlus
    Income Portfolio(1) .......................................       (2,700,703)
                                                                     -----------
  Income, net of expenses allocated
    from PreservationPlus Income Portfolio ....................       18,026,418
                                                                     -----------
Expenses:
  Administration and management services fees .................          979,148
  12b-1 distribution fees
    Class A ...................................................          756,731
    Class B ...................................................           75,307
    Class C ...................................................          131,941
    Class S ...................................................            1,058
  Registration fees ...........................................           79,668
  Reports to shareholders .....................................            1,786
  Transfer agent fees .........................................          103,176
  Custodian fees ..............................................            8,467
  Trustee fees ................................................           11,373
  Other fees ..................................................           53,982
                                                                     -----------
    Total expenses ............................................        2,202,637
                                                                     -----------
      Net investment income ...................................       15,823,781
                                                                     -----------
Net realized and unrealized gain (loss) on
  investments and wrapper agreements:
  Net realized gain/(loss) from:
    Investment transactions ...................................          613,830
    Foreign currency transactions .............................        2,633,518
    Futures transactions ......................................           35,445
                                                                     -----------
  Net realized gain ...........................................        3,282,793
                                                                     -----------
  Net change in unrealized appreciation/depreciation on:
    Investments, foreign currency and
      futures contracts .......................................       11,675,356
    Wrapper agreements ........................................      (14,958,149)
                                                                     -----------
  Net unrealized loss .........................................       (3,282,793)
                                                                     -----------
  Net realized and unrealized gain (loss) on
    investments and wrapper agreements ........................               --
                                                                     -----------
  Net increase in net assets from operations ..................      $15,823,781
                                                                     ===========


(1)Reflects fees waived by the Advisor of the Portfolio of $325,701.

                            See accompanying notes.
--------------------------------------------------------------------------------

Security Capital Preservation Fund
Statements of Changes In Net Assets
--------------------------------------------------------------------------------

                                                                            For the year ended    For the year ended
                                                                            September 30, 2002    September 30, 2001
                                                                            ------------------    ------------------
Increase (decrease) in net assets from operations:
  Net investment income .................................................      $ 15,823,781          $ 12,145,512
  Net realized gain (loss) from investments,
    futures and foreign currency transactions ...........................         3,282,793            (1,223,859)
  Net change in unrealized appreciation/depreciation on
    investments, foreign currency and futures contracts .................        11,675,356             9,797,175
  Net change in unrealized appreciation/depreciation on
    wrapper agreements ..................................................       (14,958,149)           (8,573,316)
                                                                               ------------          ------------
    Net increase in net assets resulting
      from operations ...................................................        15,823,781            12,145,512
                                                                               ------------          ------------
Distributions to shareholders from:
  Net investment income
    Class A .............................................................       (14,387,845)          (11,838,909)
    Class B .............................................................          (415,488)              (84,913)
    Class C .............................................................        (1,138,943)             (221,036)
    Class S .............................................................            (8,896)                 (654)
                                                                               ------------          ------------
      Total distributions to shareholders ...............................       (15,951,172)          (12,145,512)
                                                                               ------------          ------------
Capital transactions in shares
  of beneficial interest:
  Proceeds from sale of shares
    Class A .............................................................       334,760,022            89,370,940
    Class B .............................................................        19,385,335             2,531,792
    Class C .............................................................        74,023,809             8,865,116
    Class S .............................................................           488,504               106,479
  Distributions reinvested
    Class A .............................................................        14,170,605            11,756,698
    Class B .............................................................           366,514                83,856
    Class C .............................................................         1,048,316               205,926
    Class S .............................................................             8,444                   651
  Cost of shares redeemed
    Class A .............................................................      (195,522,909)          (91,245,904)
    Class B .............................................................        (2,103,199)             (373,563)
    Class C .............................................................       (25,100,698)           (5,006,244)
    Class S .............................................................          (602,078)               (2,000)
                                                                               ------------          ------------
  Net increase in net assets from capital
    transactions in shares of beneficial interest .......................       220,922,665            16,293,747
                                                                               ------------          ------------
  Net increase in net assets ............................................       220,795,274            16,293,747

Net assets:
  Beginning of period ...................................................       217,016,169           200,722,422
                                                                               ------------          ------------
  End of period .........................................................      $437,811,443          $217,016,169
                                                                               ============          ============


                            See accompanying notes.
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Selected data for each share of capital stock outstanding throughout each period

SECURITY CAPITAL PRESERVATION FUND (CLASS A SHARES)

                                                                     Fiscal Period Ended
                                              ------------------------------------------------------------
                                                9-30-02         9-30-01         9-30-00       9-30-99 (a)
                                                -------         -------         -------       -----------
Per Share Data
Net Asset Value Beginning of Period .........   $10.00          $10.00          $10.00          $10.00
Income from Investment Operations:
Net Investment Income .......................     0.48            0.60            0.65            0.22
Distributions to Shareholders:
Net Investment Income .......................    (0.48)          (0.60)          (0.65)          (0.22)
                                                -------         -------         -------         -------
Net Asset Value End of Period ...............   $10.00          $10.00          $10.00          $10.00
                                                =======         =======         =======         =======
Total Investment Return (b) .................     4.94%           6.15%           6.65%           2.24%
Ratios/Supplemental Data
Net Assets End of Period (thousands) ........  $361,411        $208,117        $198,235         $25,261
Ratio of Net Investment Income
  to Average Net Assets .....................     4.72%           6.00%           6.51%           6.16%
Ratio of Expenses to Average Net Assets (c) .     1.37%           1.20%           1.00%           1.26%
Ratio of Expenses to Average Net Assets
  Before Waivers (c) ........................     1.50%           1.61%           1.64%           2.18%

SECURITY CAPITAL PRESERVATION FUND (CLASS B SHARES)

                                                                     Fiscal Period Ended
                                              ------------------------------------------------------------
                                                9-30-02         9-30-01         9-30-00       9-30-99 (a)
                                                -------         -------         -------       -----------
Per Share Data
Net Asset Value Beginning of Period .........   $10.00          $10.00          $10.00          $10.00
Income from Investment Operations:
Net Investment Income .......................     0.43            0.55            0.60            0.20
Distributions to Shareholders:
Net Investment Income .......................    (0.43)          (0.55)          (0.60)          (0.20)
                                                -------         -------         -------         -------
Net Asset Value End of Period ...............   $10.00          $10.00          $10.00          $10.00
                                                =======         =======         =======         =======
Total Investment Return (b) .................     4.42%           5.68%           6.12%           2.03%
Ratios/Supplemental Data
Net Assets End of Period (thousands) ........   $20,677          $3,033            $790            $324
Ratio of Net Investment Income
  to Average Net Assets .....................     4.07%           5.44%           6.01%           5.27%
Ratio of Expenses to Average Net Assets (c) .     1.89%           1.63%           1.50%           1.89%
Ratio of Expenses to Average Net Assets
  Before Waivers (c) ........................     2.02%           2.04%           2.14%           2.81%

SECURITY CAPITAL PRESERVATION FUND (CLASS C SHARES)


                                                                     Fiscal Period Ended
                                              ------------------------------------------------------------
                                                9-30-02         9-30-01         9-30-00       9-30-99 (a)
                                                -------         -------         -------       -----------
Per Share Data
Net Asset Value Beginning of Period .........   $10.00          $10.00          $10.00          $10.00
Income from Investment Operations:
Net Investment Income .......................     0.46            0.58            0.62            0.21
Distributions to Shareholders:
Net Investment Income .......................    (0.46)          (0.58)          (0.62)          (0.21)
                                                -------         -------         -------         -------
Net Asset Value End of Period ...............   $10.00          $10.00          $10.00          $10.00
                                                =======         =======         =======         =======
Total Investment Return (b) .................     4.68%           5.93%           6.39%           2.12%
Ratios/Supplemental Data
Net Assets End of Period (thousands) ........   $55,723          $5,762          $1,697            $194
Ratio of Net Investment Income
  to Average Net Assets .....................     4.32%           5.72%           6.26%           5.51%
Ratio of Expenses to Average Net Assets (c) .     1.67%           1.41%           1.25%           1.64%
Ratio of Expenses to Average Net Assets
  Before Waivers (c) ........................     1.80%           1.82%           1.89%           2.56%

(a) Security Capital Preservation Fund Class A, B and C Shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.

(b) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

(c) Ratio of expenses to average net assets includes expenses of the PreservationPlus Income Portfolio.

                            See accompanying notes.
--------------------------------------------------------------------------------
                                       8

Notes to Financial Statements
--------------------------------------------------------------------------------

Note I - Organization and Significant Accounting Policies

A. Organization

     Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share. Security Income Fund is an open-end management investment company (mutual fund) registered under the Investment Company Act of 1940 (the "Act"). The Fund is a separate series of Security Income Fund and currently offers three classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), and to employees investing through participant-directed employee benefit plans. The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B and C shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares and redemptions within 1 year of acquisition for Class C shares incur a contingent deferred sales charge.

     Effective June 3, 2002, Class S shares were exchanged for Class C shares.

     The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 2002, the Fund's investment was approximately 43.3% of the Portfolio.

     The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation of Securities, Security Transactions and Related Investment Income

     Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

     Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. Distributions

     It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

E. Other

     Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 - Fees and Transactions with Affiliates

     The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC ("SMC"). Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund. SMC is paid an annual fixed charge per account as well as transaction fees for shareholder activity and dividend payments.

     Under a Sub-Accounting Agreement between SMC and Bankers Trust Company, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $16,000 per year.

     Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Trustees and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Trustees of the Fund in all aspects of the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 2 - Fees and Transactions with Affiliates (continued)

administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.

     Deutsche Asset Management, Inc. has contractually agreed to waive its fees and reimburse expenses of the Portfolio through January 31, 2010, to the extent necessary, to limit all expenses to .80% of the average daily net assets of the Portfolio. In addition, SMC has agreed to cap the annual expenses of the Fund at 1.50% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.

     The Fund has adopted Distribution Plans related to the offering of Class A, B, and C shares pursuant to Rule 12b-1 of the Investment Company Act. The Plans provide for payments at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and 0.50% of the average daily net assets of Class C shares.

     Security Distributors, Inc. (SDI) is national distributor for the Fund. For the year ended September 30, 2002, SDI received net underwriting commissions on sales of shares in the amount of $9,199.

Certain officers and trustees of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

Note 3 - Shares of Beneficial Interest

At September 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

Year Ended September 30, 2002

                 Shares        Shares             Shares    Increase (Decrease)
                  Sold       Reinvested          Redeemed         Shares
              -----------------------------------------------------------------
Class A        33,476,000     1,417,061        (19,552,291)     15,340,770
Class B         1,938,535        36,651           (210,320)      1,764,866
Class C         7,402,379       104,832         (2,510,070)      4,997,141
Class S(1)         48,851           844            (60,208)        (10,513)

(1) Class S shares are for the period October 1, 2001 to June 3, 2002.

Year Ended September 30, 2001

                 Shares        Shares             Shares    Increase (Decrease)
                  Sold       Reinvested          Redeemed         Shares
              -----------------------------------------------------------------
Class A         8,937,095     1,175,670         (9,124,590)        988,175
Class B           253,180         8,385            (37,357)        224,208
Class C           886,512        20,594           (500,625)        406,481
Class S(2)         10,648            65               (200)         10,513

(2) Class S shares are for the period March 20, 2001 to September 30, 2001.

Note 4 - Exchange of Class S Shares into Class C Shares

Effective June 3, 2002, the Fund exchanged Class S shares for Class C shares. The following shares and dollars were exchanged accordingly:

Class S Shares      Class S $       Class C Shares      Class C $
  Exchanged         Exchanged          Received         Received
  ---------         ---------          --------         --------
    55,156           551,557            55,156          551,557

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 5 - Federal Tax Matters

The tax character of distributions paid during the fiscal years ended September 30, 2001 and 2002 were identical to those reported in the Statement of Changes in Net Assets except as follows:

Year            Ordinary Income         Capital Gain
----            ---------------         ------------
2001              $12,081,391              $64,121
2002              $15,951,172              $     -

As of September 30, 2002, the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statement of Assets and Liabilities except as follows:


Undistributed     Undistributed                  Accumulated        Other       Unrealized           Total
  Ordinary          Long-Term     Accumulated    Capital and      Temporary    Appreciation       Accumulated
   Income             Gain         Earnings      Other Losses    Differences  (Depreciation)   Earnings (Deficit)
   ------             ----         --------      ------------    -----------  --------------   ------------------
 $4,896,166         $267,740      $5,163,906      $(579,702)      $1,875,938    $(2,081,719)       $626,547

As of September 30, 2002, post-October capital losses that are deferred to the first day of the next fiscal year are $579,702.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Accumulated      Undistributed
Net Realized    Net Investment
Gain (Loss)         Income       Paid-In-Capital
-----------         ------       ---------------
$(1,610,256)      $1,971,264       $(361,008)

--------------------------------------------------------------------------------

Report of Independent Auditors
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Security Income Fund - Security Capital Preservation Fund

We have audited the accompanying statement of assets and liabilities of Security Capital Preservation Fund (the "Fund") as of September 30, 2002, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Security Capital Preservation Fund at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 13, 2002

--------------------------------------------------------------------------------

Shareholder Update
--------------------------------------------------------------------------------

Special Meeting Results

     A special meeting of the stockholders of Security Income Fund - Capital Preservation Series was held July 19, 2002. The matters voted upon at the meeting, as well as the number of abstentions with respect to such matters are set forth below.

     (1) The approval to elect eleven Trustees of the Portfolio to hold office until their respective successors have been duly elected and qualified or until their resignation or removal.

         Trustee Nominee        Votes For       Votes Against/Abstentions
         ---------------        ---------       -------------------------
         Richard R. Burt        30,690,240              155,714
         S. Leland Dill         30,688,033              157,921
         Martin J. Gruber       30,690,113              155,841
         Richard T. Hale        30,688,033              157,921
         Joseph R. Hardiman     30,689,492              156,462
         Richard J. Herring     30,689,447              156,506
         Graham E. Jones        30,688,033              157,921
         Rebecca W. Rimel       30,689,574              156,379
         Philip Saunders, Jr.   30,690,240              155,714
         William N. Searcy      30,689,574              156,379
         Robert H. Wadsworth    30,690,240              155,714

     (2) The approval of a new investment advisory agreement between the Portfolio and Deutsche Asset Management, Inc.

         Votes For              Votes Against/Abstentions
         ---------              -------------------------
         30,658,160                     187,793

--------------------------------------------------------------------------------

                       PreservationPlus Income Portfolio
                                 Annual Report
                               September 30, 2002

        The following financial statements should be read in conjunction with the Fund's financial statements.




--------------------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio

                                                       Principal        Market
CORPORATE BONDS - 24.5%                                 Amount          Value
--------------------------------------------------------------------------------
Consumer Discretionary - 2.3%
Albertson's, Inc.:
  7.25%, 5/1/2013 ................................... $   75,000     $    87,318
  7.5%, 2/15/2011 ...................................  1,000,000       1,164,678
AOL Time Warner, Inc., 5.625%,
  5/1/2005 ..........................................  1,000,000         952,500
Cox Communications, Inc., 7.5%,
  8/15/2004 .........................................  1,000,000       1,019,437
Delphi Automotive Systems Corp.,
  6.5%, 5/1/2009 ....................................  1,000,000       1,059,350
Federated Department Stores,
  6.9%, 4/1/2029 ....................................  1,000,000       1,017,146
FPL Group Capital, Inc., 7.375%,
  6/1/2009 ..........................................  1,000,000       1,111,706
Fred Meyer, Inc., 7.45%, 3/1/2008 ...................  1,000,000       1,149,683
Gannett Co., Inc., 6.375%, 4/1/2012 .................    500,000         573,456
Home Depot, Inc., 5.375%,
  4/1/2006 ..........................................  1,025,000       1,116,525
International Flavors & Fragrance,
  Inc., 6.45%, 5/15/2006 ............................  1,000,000       1,092,125
Marriott International, Inc., Series B,
  6.875%, 11/15/2005 ................................  1,000,000       1,087,670
News America Holdings, Inc., 8.5%,
  2/15/2005 .........................................  1,000,000       1,068,679
Northwest Airlines, 8.072%,
  10/1/2019 .........................................    957,743       1,055,885
Sears Roebuck, 6.0%, 3/20/2003 ......................  1,000,000       1,017,774
Time Warner, Inc., 7.48%,
  1/15/2008 .........................................  1,000,000         950,000
Viacom, Inc.:
  6.625%, 5/15/2011 .................................  1,000,000       1,109,610
  7.7%, 7/30/2010 ...................................  1,000,000       1,174,953
Wal-Mart Stores, Inc.:
  4.375%, 7/12/2007 .................................  1,000,000       1,052,512
  6.55%, 8/10/2004 ..................................  1,000,000       1,078,843
  6.875%, 8/10/2009 .................................  1,460,000       1,722,933
Walt Disney Co.:
  5.125%, 12/15/2003 ................................  1,000,000       1,021,646
  6.2%, 6/20/2014 ...................................    425,000         447,873
                                                                      ----------
                                                                      23,132,302
                                                                      ----------

                                                       Principal        Market
CORPORATE BONDS (continued)                             Amount          Value
--------------------------------------------------------------------------------
Consumer Staples - 3.3%
Anheuser-Busch Companies, Inc.:
  6.0%, 4/15/2011 ................................... $1,000,000     $ 1,121,860
  7.5%, 3/15/2012 ...................................  1,000,000       1,248,092
Archer-Daniels-Midland, 8.875%,
  4/15/2011 .........................................  2,000,000       2,579,748
Campbell Soup Co., 5.5%,
  3/15/2007 .........................................  1,000,000       1,084,738
Coca-Cola Co., 4.0%, 6/1/2005 .......................  1,000,000       1,042,420
Coca-Cola Enterprises, Inc.:
  5.25%, 5/15/2007 ..................................  1,000,000       1,087,288
  6.125%, 8/15/2011 .................................  1,000,000       1,124,672
Colgate-Palmolive Co., Series E,
  5.98%, 4/25/2012 ..................................  2,000,000       2,244,172
ConAgra Foods, Inc.:
  6.75%, 9/15/2011 ..................................  1,000,000       1,142,058
  7.4%, 9/15/2004 ...................................  1,000,000       1,088,659
Coors Brewing Co, 6.375%,
  5/15/2012 .........................................  1,000,000       1,131,639
General Mills, Inc., 5.125%,
  2/15/2007 .........................................  1,000,000       1,052,394
Gillette Co., 4.0%, 6/30/2005 .......................  1,000,000       1,048,300
Kellogg Co., 6.6%, 4/1/2011 .........................  1,000,000       1,143,098
Kraft Foods, Inc.:
  4.625%, 11/1/2006 .................................  1,000,000       1,055,616
  6.25%, 6/1/2012 ...................................  1,000,000       1,131,617
McDonald's Corp., 6.0%, 4/15/2011 ...................  1,000,000       1,112,039
Pepsi Bottling Holdings, Inc.,
  5.625%, 2/17/2009 .................................  1,000,000       1,088,303
Procter & Gamble Co.:
  6.875%, 9/15/2009 .................................  1,000,000       1,178,638
  8.5%, 8/10/2009 ...................................  1,000,000       1,266,327
Safeway, Inc.:
  4.8%, 7/16/2007 ...................................  1,000,000       1,039,170
  6.5%, 11/15/2008 ..................................    825,000         907,602
Target Corp.:
  5.375%, 6/15/2009 .................................  1,000,000       1,083,554
  5.875%, 3/1/2012 ..................................  1,900,000       2,107,792
Tyson Foods, Inc., 6.75%, 6/1/2005 ..................  1,000,000       1,080,397
Unilever Capital Corp., 6.875%,
  11/1/2005 .........................................  1,000,000       1,123,458
Wendy's International, 6.25%,
  11/15/2011 ........................................  1,000,000       1,120,889
                                                                      ----------
                                                                      33,434,540
                                                                      ----------

                            See accompanying notes.
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio
          (continued)

                                                       Principal       Market
CORPORATE BONDS (continued)                             Amount         Value
--------------------------------------------------------------------------------
Energy - 2.5%
Allegheny Energy Supply, 8.25%,
  4/15/2012 ......................................... $1,000,000     $   582,534
Amerada Hess Corp., 6.65%,
  8/15/2011 .........................................  1,000,000       1,123,795
Anadarko Petroleum Corp.:
  5.375%, 3/1/2007 ..................................  1,230,000       1,316,720
  6.125%, 3/15/2012 .................................  1,000,000       1,098,890
Atlantic Richfield Co., 10.875%,
  7/15/2005 .........................................  1,000,000       1,232,120
Conoco, Inc.:
  5.9%, 4/15/2004 ...................................  1,000,000       1,049,447
  6.35%, 4/15/2009 ..................................  1,000,000       1,105,819
Consolidated Edison of New York,
  Series B, 7.5%, 9/1/2010 ..........................  1,385,000       1,640,862
Consolidated Natural Gas Co.,
  7.25%, 10/1/2004 ..................................  1,000,000       1,078,429
Constellation Energy Group, Inc.,
  7.0%, 4/1/2012 ....................................  1,000,000       1,041,130
Duke Capital Corp., 7.5%,
  10/1/2009 .........................................  1,000,000       1,028,310
FirstEnergy Corp., Series B, 6.45%,
  11/15/2011 ........................................  1,000,000         940,416
KeySpan Corp.:
  7.875%, 2/1/2010 ..................................    750,000         908,197
  8.0%, 11/15/2030 ..................................    400,000         500,653
Kinder Morgan Energy Partners LP,
  6.75%, 3/15/2011 ..................................    500,000         540,017
LASMO (USA), Inc., 7.5%, 6/30/2006 ..................  2,000,000       2,302,610
Marathon Oil Corp., 5.375%,
  6/1/2007 ..........................................  1,000,000       1,068,406
Occidental Petroleum, 7.375%,
  11/15/2008 ........................................  1,000,000       1,163,600
Phillips Petroleum, 8.5%, 5/25/2005 .................  1,000,000       1,144,558
Sempra Energy, 7.95%, 3/1/2010 ......................  1,000,000       1,082,494
Tosco Corp., 7.625%, 5/15/2006 ......................  1,250,000       1,423,518
Union Oil Co., 7.2%, 5/15/2005 ......................  1,000,000       1,101,527
Valero Energy Corp., 6.125%,
  4/15/2007 .........................................  1,000,000       1,009,661
                                                                      ----------
                                                                      25,483,713
                                                                      ----------

                                                       Principal        Market
CORPORATE BONDS (continued)                             Amount          Value
--------------------------------------------------------------------------------
Financials - 9.4%
ABN Amro Bank NV:
  7.125%, 6/18/2007 ................................. $  250,000      $  283,911
  7.25%, 5/31/2005 ..................................  1,000,000       1,100,396
Allstate Corp.:
  7.2%, 12/1/2009 ...................................  1,000,000       1,156,466
  7.875%, 5/1/2005 ..................................  1,000,000       1,113,086
American Express Co., 6.875%,
  11/1/2005 .........................................  1,000,000       1,121,018
American General Finance Corp.:
  5.75%, 3/15/2007 ..................................    700,000         744,721
  5.875%, 12/15/2005 ................................  1,440,000       1,560,637
Associates Corp. NA, 8.55%,
  7/15/2009 .........................................  1,500,000       1,811,891
AXA Financial, Inc., 7.75%,
  8/1/2010 ..........................................  1,000,000       1,144,797
Bank of America Corp.:
  5.875%, 2/15/2009 .................................  1,000,000       1,083,699
  6.625%, 6/15/2004 .................................  1,000,000       1,073,962
  7.125%, 9/15/2006 .................................  1,000,000       1,143,826
Bank of New York Co., Inc., 7.3%,
  12/1/2009 .........................................  2,000,000       2,340,890
Bank One Corp.:
  6.5%, 2/1/2006 ....................................  1,000,000       1,104,753
  6.875%, 8/1/2006 ..................................  1,000,000       1,127,587
BankBoston NA, 6.5%, 12/19/2007 .....................  1,000,000       1,105,739
BB&T Corp., 4.75%, 10/1/2012 ........................  1,000,000       1,011,867
Bear Stearns Co., Inc., 7.625%,
  2/1/2005 ..........................................  1,000,000       1,105,633
Boeing Capital Corp.:
  6.1%, 3/1/2011 ....................................    350,000         366,548
  6.35%, 11/15/2007 .................................  1,425,000       1,547,044
Bombardier Capital, Inc., 7.3%,
  12/15/2002 ........................................  1,000,000         988,341
Charter One Bank Financial, Inc.,
  6.375%, 5/15/2012 .................................    915,000       1,015,888
Chubb Corp., 6.0%, 11/15/2011 .......................    500,000         530,859
Citigroup, Inc., 7.25%, 10/1/2010 ...................    500,000         573,033
CNA Financial Corp., 6.45%,
  1/15/2008 .........................................  1,000,000         979,347
Commercial Credit Group, Inc.,
  6.5%, 8/1/2004 ....................................  1,000,000       1,069,481
Copelco Capital Funding Corp.,
  7.12%, 8/18/2003 ..................................    746,810         754,184
Corp. Andina De Fomento, 6.875%,
  3/15/2012 .........................................    315,000         340,547
Countrywide Home Loans, Inc.:
  5.5%, 2/1/2007 ....................................  1,000,000       1,052,091
  5.625%, 5/15/2007 .................................    500,000         529,223

                            See accompanying notes.
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio
          (continued)

                                                       Principal       Market
CORPORATE BONDS (continued)                             Amount         Value
--------------------------------------------------------------------------------
Financials (continued)
Credit Suisse First Boston USA, Inc.,
  6.125%, 11/15/2011 ................................ $1,500,000      $1,555,247
EOP Operating LP:
  6.5%, 1/15/2004 ...................................  1,000,000       1,040,646
  7.75%, 11/15/2007 .................................    350,000         400,265
Everest Reins Holdings Co., 8.75%,
  3/15/2010 .........................................  1,000,000       1,221,805
First Union-Lehman Brothers-Bank of
  America, Series 1998-C2, 6.28%,
  6/18/2007 .........................................    268,496         288,919
Ford Motor Credit Co., 7.375%,
  10/28/2009 ........................................  1,000,000         950,823
General Electric Capital Corp.:
  4.25%, 1/28/2005 ..................................  2,000,000       2,075,962
  4.625%, 9/15/2009 .................................  1,500,000       1,510,095
  5.0%, 2/15/2007 ...................................    825,000         872,003
  6.75%, 9/11/2003 ..................................  1,000,000       1,044,390
  6.875%, 11/15/2010 ................................    800,000         908,074
  7.5%, 5/15/2005 ...................................    500,000         559,803
General Motors Acceptance Corp.:
  6.85%, 6/17/2004 ..................................  1,000,000       1,035,822
  7.75%, 1/19/2010 ..................................  2,000,000       2,070,796
Golden West Financial Corp., 4.75%,
  10/1/2012 .........................................  1,000,000       1,005,461
Goldman Sachs Group, Inc.:
  6.875%, 1/15/2011 .................................  2,000,000       2,218,600
  7.5%, 1/28/2005 ...................................    150,000         165,496
H.J. Heinz Finance Co., 6.0%,
  3/15/2012 .........................................  1,000,000       1,109,529
Hartford Financial Services Group,
  4.7%, 9/1/2007 ....................................  1,000,000       1,030,086
Heller Financial, Inc., 7.875%,
  5/15/2003 .........................................  1,000,000       1,036,684
Household Finance Corp.:
  6.5%, 1/24/2006 ...................................  1,000,000       1,008,598
  6.5%, 11/15/2008 ..................................  1,000,000         976,304
John Deere Capital Corp., 7.0%,
  3/15/2012 .........................................    450,000         522,529
John Hancock Financial Services, Inc.,
  5.625%, 12/1/2008 .................................  1,000,000       1,054,540
JP Morgan Chase & Co.:
  5.35%, 3/1/2007 ...................................  1,000,000       1,052,308
  6.0%, 1/15/2009 ...................................  1,000,000       1,053,065
KFW International Finance, 4.75%,
  1/24/2007 .........................................  2,000,000       2,135,232

                                                       Principal       Market
CORPORATE BONDS (continued)                             Amount         Value
--------------------------------------------------------------------------------
Financials (continued)
Lehman Brothers Holdings, Inc.:
  6.625%, 12/27/2002 ................................  $ 950,000       $ 960,191
  7.0%, 2/1/2008 ....................................    859,000         964,884
  7.25%, 10/15/2003 .................................     50,000          52,559
  7.875%, 11/1/2009 .................................    200,000         235,160
  8.25%, 6/15/2007 ..................................    775,000         902,845
Mellon Bank NA, 7.625%, 9/15/2007 ...................  1,000,000       1,182,120
Merrill Lynch & Co., Inc., 6.0%,
  2/17/2009 .........................................  1,000,000       1,064,492
MetLife, Inc., 6.125%, 12/1/2011 ....................  1,000,000       1,070,531
Morgan Stanley Dean Witter & Co.:
  6.6%, 4/1/2012 ....................................  1,000,000       1,087,827
  7.0%, 10/1/2013 ...................................  1,600,000       1,775,083
NationsBank Corp., 9.5%, 6/1/2004 ...................  1,000,000       1,117,316
Nationwide Financial Services, 5.9%,
  7/1/2012 ..........................................  1,450,000       1,514,805
Paine Webber Group, Inc., 6.375%,
  5/15/2004 .........................................  1,000,000       1,067,782
Pemex Master Trust, 7.875%,
  2/1/2009 ..........................................  1,000,000       1,005,000
PNC Funding Corp., 6.875%,
  7/15/2007 .........................................  1,000,000       1,113,796
Suntrust Banks, Inc.:
  6.375%, 4/1/2011 ..................................  1,000,000       1,132,656
  7.75%, 5/1/2010 ...................................  1,135,000       1,381,984
Textron Financial Corp., 5.875%,
  6/1/2007 ..........................................  2,830,000       3,006,821
Toronto Dominion Bank, 6.45%,
  1/15/2009 .........................................  1,500,000       1,639,463
US Bancorp., 5.1%, 7/15/2007 ........................  1,000,000       1,076,649
US Bank National Association, 6.3%,
  2/4/2014 ..........................................  1,000,000       1,135,763
Verizon Global Funding Corp.,
  6.75%, 12/1/2005 ..................................  1,000,000       1,054,171
Wachovia Corp.:
  6.625%, 6/15/2004 .................................  1,000,000       1,068,104
  7.5%, 7/15/2006 ...................................  1,000,000       1,143,690
Washington Mutual Finance, 7.375%,
  9/1/2004 ..........................................  1,000,000       1,083,908
Wells Fargo & Co.:
  5.125%, 2/15/2007 .................................  3,000,000       3,223,641
  7.25%, 8/24/2005 ..................................  1,000,000       1,117,906
WestDeutsche Landesbank, 6.05%,
  1/15/2009 .........................................  1,000,000       1,120,945
                                                                      ----------
                                                                      95,084,639
                                                                      ----------

                             See accompanying notes.
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio
          (continued)

                                                       Principal       Market
CORPORATE BONDS (continued)                             Amount         Value
--------------------------------------------------------------------------------
Health Care - 0.4%
Abbott Laboratories:
  5.125%, 7/1/2004 .................................. $1,000,000     $ 1,052,310
  5.625%, 7/1/2006 ..................................  1,000,000       1,085,585
Bristol-Myers Squibb, 5.75%,
  10/1/2011 .........................................  1,000,000       1,080,868
Eli Lilly & Co., 6.0%, 3/15/2012 ....................  1,000,000       1,117,671
                                                                      ----------
                                                                       4,336,434
                                                                      ----------
Industrials - 3.4%
Burlington North Santa Fe:
  5.9%, 7/1/2012 ....................................  1,000,000       1,079,054
  7.875%, 4/15/2007 .................................  1,000,000       1,168,668
Caterpillar, Inc., 9.375%, 8/15/2011 ................  1,000,000       1,359,256
ChevronTexaco Capital Co., 3.5%,
  9/17/2007 .........................................  2,000,000       2,030,172
Costco Wholesale Corp., 5.5%,
  3/15/2007 .........................................  1,000,000       1,091,638
CSX Corp., 7.45%, 5/1/2007 ..........................  1,100,000       1,263,215
Daimler-Chrysler NA:
  7.125%, 4/10/2003 .................................  1,000,000       1,018,852
  7.4%, 1/20/2005 ...................................  1,200,000       1,285,974
Deere & Co., 7.85%, 5/15/2010 .......................  1,000,000       1,213,298
Delta Air Lines, Inc., Series 02-1,
  6.417%, 7/2/2012 ..................................  2,420,000       2,574,512
Dow Capital BV, 9.2%, 6/1/2010 ......................    800,000       1,016,014
Dow Chemical Co., 7.0%, 8/15/2005 ...................  1,000,000       1,088,988
E.I. du Pont de Nemours and Co.,
  6.875%, 10/15/2009 ................................  1,000,000       1,176,286
Emerson Electrical Co., 7.875%,
  6/1/2005 ..........................................  2,000,000       2,259,854
FedEx Corp., 9.65%, 6/15/2012 .......................  1,000,000       1,325,563
Hertz Corp., 7.0%, 7/1/2004 .........................    850,000         847,608
Honeywell International, Inc., 7.5%,
  3/1/2010 ..........................................  1,000,000       1,178,484
International Paper Co.:
  6.75%, 9/1/2011 ...................................    500,000         553,554
  7.5%, 5/15/2004 ...................................  1,000,000       1,070,982
Lockheed Martin Corp., 7.25%,
  5/15/2006 .........................................  1,137,000       1,285,642
Norfolk Southern Corp., 6.2%,
  4/15/2009 .........................................    950,000       1,026,589
Northrop Grumman Corp., 7.0%,
  3/1/2006 ..........................................  1,000,000       1,107,162
Pitney Bowes, Inc., 5.95%, 2/1/2005 .................  1,000,000       1,078,556
Raytheon Co., 7.9%, 3/1/2003 ........................  1,000,000       1,016,488
Union Pacific Corp., 7.25%,
  11/1/2008 .........................................  1,000,000       1,166,119


                                                       Principal       Market
CORPORATE BONDS (continued)                             Amount         Value
--------------------------------------------------------------------------------
Industrials (continued)
United Technologies Corp.:
  6.1%, 5/15/2012 ................................... $1,000,000     $ 1,124,232
  7.125%, 11/15/2010 ................................  1,000,000       1,175,380
                                                                      ----------
                                                                      33,582,140
                                                                      ----------
Information Technology - 0.2%
Hewlett-Packard Co., 5.75%,
  12/15/2006 ........................................  1,000,000       1,038,363
IBM Corp., 4.875%, 10/1/2006 ........................  1,000,000       1,059,258
                                                                      ----------
                                                                       2,097,621
                                                                      ----------
Materials - 0.4%
Alcan, Inc., 4.875%, 9/15/2012 ......................  1,000,000       1,016,924
Alcoa, Inc., 6.0%, 1/15/2012 ........................  1,000,000       1,107,122
Weyerhaeuser Co., 5.5%, 3/15/2005 ...................  2,000,000       2,078,014
                                                                      ----------
                                                                       4,202,060
                                                                      ----------
Telecommunication Services - 1.3%
AT&T Corp., 6.5%, 3/15/2029 .........................  1,000,000         830,000
AT&T Wireless Services, Inc., 7.875%,
  3/1/2011 ..........................................  1,000,000         770,000
Bell South Corp., 6.0%, 10/15/2011 ..................  2,000,000       2,135,370
Cingular Wireless, 6.5%, 12/15/2011 .................  1,000,000         962,440
Clear Channel Communications, Inc.,
  7.25%, 9/15/2003 ..................................  1,000,000       1,016,997
GTE California, Inc., 5.5%,
  1/15/2009 .........................................  1,000,000       1,005,549
Motorola, Inc., 7.625%, 11/15/2010 ..................  1,000,000         975,239
SBC Communications, Inc.:
  5.75%, 5/2/2006 ...................................  1,000,000       1,067,190
  5.875%, 2/1/2012 ..................................  1,000,000       1,052,554
Sprint Capital Corp., 6.875%,
  11/15/2028 ........................................  1,000,000         576,360
Verizon Wireless, Inc., 5.375%,
  12/15/2006 ........................................  2,500,000       2,351,738
                                                                      ----------
                                                                      12,743,437
                                                                      ----------
Utilities - 1.3%
Arizona Public Service, 6.5%,
  3/1/2012 ..........................................  1,000,000       1,084,681
DTE Energy Co., 6.45%, 6/1/2006 .....................  1,000,000       1,081,648
Exelon Generation Co. LLC, 6.95%,
  6/15/2011 .........................................  1,000,000       1,102,210
FPL Group Capital, Inc., 7.625%,
  9/15/2006 .........................................    500,000         562,165
Kansas City Power & Light Co., 6.0%,
  3/15/2007 .........................................  1,000,000       1,080,074
Niagara Mohawk Power Corp.,
  Series G, 7.75%, 10/1/2008 ........................  1,000,000       1,173,627


                            See accompanying notes.
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio
          (continued)

                                                       Principal       Market
CORPORATE BONDS (continued)                             Amount         Value
--------------------------------------------------------------------------------
Utilities (continued)
Northern States Power Co., 6.875%,
  8/1/2009 .......................................... $  500,000    $    481,047
PP&L Capital Funding, Inc., 8.375%,
  6/15/2007 .........................................  1,000,000       1,104,550
Progress Energy, Inc.:
  6.75%, 3/1/2006 ...................................    335,000         359,920
  6.85%, 4/15/2012 ..................................    940,000       1,018,135
PSE&G Power LLC, 7.75%,
  4/15/2011 .........................................  1,000,000       1,021,369
South Carolina Electric & Gas, 7.5%,
  6/15/2005 .........................................  1,000,000       1,122,783
Texas Utilities Holdings, 6.375%,
  6/15/2006 .........................................  1,000,000         969,490
Virginia Electric & Power, Series A,
  5.375%, 2/1/2007 ..................................  1,000,000       1,067,321
                                                                     -----------
                                                                      13,229,020
                                                                     -----------
  Total Corporate Bonds (Cost $232,663,551) ....................     247,325,906
                                                                     -----------
FOREIGN BONDS -- US$ DENOMINATED - 7.5%
---------------------------------------
Abbey National PLC, 6.69%,
  10/17/2005 ........................................  2,000,000       2,230,740
African Development Bank, 3.25%,
  7/29/2005 .........................................  3,000,000       3,072,678
Asian Development Bank, 4.875%,
  2/5/2007 ..........................................  2,000,000       2,144,938
Bank of Tokyo -- Mitsubishi, 8.4%,
  4/15/2010 .........................................  1,000,000       1,196,850
Barclays Bank PLC, 7.4%,
  12/15/2009 ........................................  1,000,000       1,188,460
BP Capital Markets PLC, 4.0%,
  4/29/2005 .........................................  1,000,000       1,040,470
British Columbia, 5.375%,
  10/29/2008 ........................................  2,000,000       2,206,132
British Telecommunications PLC:
  7.875%, 12/15/2005 ................................  1,000,000       1,115,954
  8.125%, 12/15/2010 ................................  1,000,000       1,174,801
Burlington Resources Finance:
  5.6%, 12/1/2006 ...................................  1,000,000       1,072,201
  6.68%, 2/15/2011 ..................................  1,000,000       1,119,446
Canadian Government:
  5.25%, 11/5/2008 ..................................  2,000,000       2,227,832
  6.375%, 11/30/2004 ................................  1,000,000       1,094,095
  6.75%, 8/28/2006 ..................................  1,000,000       1,140,148
Canadian National Resources, 5.45%,
  10/1/2012 .........................................  1,500,000       1,560,128
Corp. Andina De Fomento, 7.75%,
  3/1/2004 ..........................................  1,000,000       1,066,401

FOREIGN BONDS                                          Principal       Market
US$ DENOMINATED (continued)                             Amount         Value
--------------------------------------------------------------------------------
Deutsche Telekom International
Finance, 7.75%, 6/15/2005 ........................... $1,000,000      $1,072,483
European Investment Bank:
  4.0%, 3/15/2005 ...................................  2,000,000       2,073,114
  4.0%, 8/30/2005 ...................................  1,000,000       1,051,573
  4.625%, 3/1/2007 ..................................  1,000,000       1,066,686
Export Development Corp. of Canada,
  4.0%, 8/1/2007 ....................................  2,000,000       2,073,064
France Telecom, 9.25%, 3/1/2011 .....................  1,000,000       1,090,866
Hanson Overseas, 7.375%,
  1/15/2003 .........................................  1,000,000       1,013,209
HSBC Holding PLC, 7.5%,
  7/15/2009 .........................................  1,000,000       1,179,321
Hydro -- Quebec, 8.0%, 2/1/2013 .....................  1,000,000       1,291,581
Inter-American Development Bank:
  4.0%, 1/18/2005 ...................................  1,000,000       1,040,425
  6.375%, 10/22/2007 ................................  1,000,000       1,151,039
  6.5%, 10/20/2004 ..................................  1,000,000       1,088,119
  8.4%, 9/1/2009 ....................................    828,000       1,056,550
Kingdom of Spain, 7.0%, 7/19/2005 ...................  3,000,000       3,357,462
Korea Development Bank, 5.25%,
  11/16/2006 ........................................  1,000,000       1,063,395
Midland Bank PLC, 6.95%,
  3/15/2011 .........................................  1,000,000       1,153,473
National Australia Bank, Series A,
  8.6%, 5/19/2010 ...................................  1,000,000       1,253,511
Ontario Electricity Financial Corp.:
  6.1%, 1/30/2008 ...................................    750,000         852,252
  7.45%, 3/31/2013 ..................................    500,000         632,990
Province of Manitoba, 7.5%,
  2/22/2010 .........................................  2,000,000       2,464,302
Province of Nova Scotia, 5.75%,
  2/27/2012 .........................................  3,000,000       3,331,596
Province of Ontario:
  4.2%, 6/30/2005 ...................................  1,625,000       1,690,998
  5.5%, 10/1/2008 ...................................  1,000,000       1,114,337
Province of Quebec:
  5.75%, 2/15/2009 ..................................  1,000,000       1,107,696
  7.0%, 1/30/2007 ...................................  1,000,000       1,153,292
Province of Saskatchewan:
  7.375%, 7/15/2013 .................................  1,000,000       1,267,292
  8.0%, 2/1/2013 ....................................  1,750,000       2,301,241
Republic of Italy:
  3.625%, 9/14/2007 .................................  1,000,000       1,022,300
  5.625%, 6/15/2012 .................................  1,000,000       1,111,918
  6.0%, 2/22/2011 ...................................  1,000,000       1,140,717
Republic of Korea, 8.875%,
  4/15/2008 .........................................  1,000,000       1,255,000

                            See accompanying notes.
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio
          (continued)

FOREIGN BONDS                                          Principal       Market
US$ DENOMINATED (continued)                             Amount         Value
--------------------------------------------------------------------------------
Santander Financial Issuances, 6.8%,
  7/15/2005 ......................................... $1,500,000     $ 1,611,339
TCW High Income Partners, 6.804%,
  8/24/2013 .........................................  1,090,000       1,107,331
The International Bank for
  Reconstruction and Development:
  4.75%, 4/30/2004 ..................................  2,000,000       2,087,672
  5.0%, 3/28/2006 ...................................  1,000,000       1,052,076
  6.625%, 8/21/2006 .................................  1,000,000       1,135,547
Vodafone Group PLC, 7.75%,
  2/15/2010 .........................................  1,000,000       1,130,999
                                                                      ----------
  Total Foreign Bonds -- US$ Denominated
    (Cost $71,819,271) .........................................      76,298,040
                                                                      ----------
ASSET-BACKED - 24.9%
--------------------
Automobile Receivables - 7.7%
Aesop Funding II LLC "A1",
  Series 2002-1A, 3.85%,
  10/20/2006 ........................................  7,560,000       7,748,950
Americredit Automobile Receivables
  Trust:
  "A4", Series 2002-A, 4.61%,
    1/12/2009 .......................................  3,400,000       3,587,421
  "B", Series 2002-1, 5.28%,
    4/9/2007 ........................................  3,080,000       3,233,684
Capital Auto Receivables Asset Trust:
  "CTFS", Series 2002-4, 2.62%,
    3/17/2008 .......................................  4,870,000       4,869,195
  "A4", Series 2002-4, 2.64%,
    3/17/2008 .......................................  4,870,000       4,869,105
  "A4", Series 2002-1, 4.16%,
    7/16/2007 .......................................  3,100,000       3,209,447
  "CTFS", Series 2002-2, 4.18%,
    10/15/2007 ......................................  1,000,000       1,027,627
Ford Credit Auto Owner Trust:
  "C", Series 2002-D, 4.4%,
    5/15/2007 .......................................  2,640,000       2,678,080
  "B", Series 2002-A, 4.79%,
    11/15/2006 ......................................  2,750,000       2,856,054
  "C", Series 2002-C, 4.81%,
    3/15/2007 .......................................    660,000         679,303
  "B", Series 2001-D, 5.01%,
    3/15/2006 .......................................    570,000         597,565
Franklin Auto Trust:
  "A4", Series 2002-1, 4.51%,
    2/22/2010 .......................................  6,300,000       6,629,480
  "A4", Series 2001-2, 4.55%,
    7/20/2009 .......................................  2,740,000       2,853,207



                                                       Principal       Market
ASSET-BACKED (continued)                                Amount         Value
--------------------------------------------------------------------------------
Automobile Receivables (continued)
Honda Auto Receivables Owner Trust
  "A4", Series 2002-2, 4.49%,
    9/17/2007 ....................................... $6,000,000      $6,297,898
Hyundai Auto Receivables Trust "C",
  Series 2002-A, 3.91%, 2/16/2009 ...................  1,490,000       1,519,102
MMCA Automobile Trust:
  "A3", Series 2002-3, 2.97%,
    3/15/2007 .......................................  4,050,000       4,093,367
  "B", Series 2001-2, 5.75%,
    6/15/2007 .......................................    350,671         364,788
National City Auto Receivables Trust
  "A4", Series 2002-A, 4.83%,
    8/15/2009 .......................................  3,640,000       3,834,121
Navistar Financial Corp. Owner Trust
  "A4", Series 2002-A, 4.76%,
    4/15/2009 .......................................  4,200,000       4,432,934
SSB RV Trust "A5", Series 2001-1,
  6.3%, 4/15/2016 ...................................  5,000,000       5,463,621
Toyota Auto Receivables Owner Trust
  "A4", Series 2002-B, 4.39%,
    5/15/2009 .......................................  2,000,000       2,095,431
Union Acceptance Corp. "A4",
  Series 2002-A, 4.59%, 7/8/2008 ....................  3,600,000       3,791,690
World Omni Auto Receivables Trust
  "B", Series 2002-A, 3.75%,
    7/15/2009 .......................................  1,090,000       1,097,991
                                                                      ----------
                                                                      77,830,061
                                                                      ----------
Credit Card Receivables - 6.5%
Capital One Master Trust "B", Series
  2002-3A, 4.55%, 2/15/2008 .........................  1,250,000       1,295,895
Chemical Master Credit Card Trust "A",
  Series 1996-3, 7.09%, 2/15/2009 ...................  7,190,000       8,169,881
Citibank Credit Card Issuance Trust:
  "C2", Series 2002-C2, 6.95%,
    2/18/2014 .......................................  1,620,000       1,748,338
  "C1", Series 2000-C1, 7.45%,
    9/15/2007 .......................................  3,500,000       3,831,587
Citibank Credit Card Master Trust I:
  "A", Series 1999-2, 5.875%,
    3/10/2011 .......................................  2,600,000       2,886,507
  "B", Series 1999-2, 6.15%,
    3/10/2011 .......................................  5,130,000       5,669,054

                            See accompanying notes.
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio
          (continued)

                                                       Principal       Market
ASSET-BACKED (continued)                                Amount         Value
--------------------------------------------------------------------------------
Credit Card Receivables (continued)
Discover Card Master Trust "A",
  Series 2002-2, 5.15%,
    10/15/2009 ....................................  $ 5,940,000     $ 6,407,295
First USA Credit Card Master Trust
  "C", Series 1998-6, 6.16%,
    4/18/2011 .....................................    1,000,000       1,063,438
Household Private Label Credit Card
  "A", Series 2002-1, 5.5%,
    1/18/2011 .....................................    3,800,000       4,139,875
MBNA Credit Card Master Note Trust:
  "B1", Series 2002-B1, 5.15%,
    7/15/2009 .....................................      700,000         744,391
  "C3", Series 2001-C3, 6.55%,
    12/15/2008 ....................................    4,500,000       4,878,183
  "A", Series 1999-J, 7.0%,
    2/15/2012 .....................................   10,000,000      11,746,114
Nordstrom Private Label Credit Card
  Master "A", Series 2001-1A, 4.82%,
    4/15/2010 .....................................    2,000,000       2,107,686
Pass-Through Amortizing Credit Card
  Trust "A1FX", Series 2002-1A,
    4.096%, 6/18/2012 .............................    5,963,599       6,056,781
Prime Credit Card Master Trust, 6.7%,
  10/15/2009 ......................................    1,000,000       1,110,720
Providian Master Trust "A", Series
  2000-1, 7.49%, 8/17/2009 ........................    1,320,000       1,400,771
Sears Credit Account Master Trust "A",
  Series 1999-1, 5.65%, 3/17/2009 .................    2,000,000       2,109,534
                                                                      ----------
                                                                      65,366,050
                                                                      ----------
Home Equity Loans - 1.0%
Countrywide Asset-Backed Certificates
  "A3", Series 2002-S1, 5.877%,
    11/25/2016 ....................................    4,050,000       4,308,461
First Alliance Mortgage Loan Trust
  "A1", Series 1999-2 A3, 7.52%,
    3/20/2031 .....................................    2,291,663       2,474,141
Irwin Home Equity "2A3", Series
  2001-2, 4.85%, 12/25/2014 .......................    2,000,000       2,066,882
Residential Funding Mortgage
  Securities I "A4", Series 2001-HS1,
    6.4%, 1/15/2016 ...............................    1,000,000       1,006,624
                                                                      ----------
                                                                       9,856,108
                                                                      ----------
Manufactured Housing Receivables - 2.1%
Green Tree Financial Corp. "A5", Series
  1994-1, 7.65%, 4/15/2019 ........................    4,890,000       5,347,929
Lehman ABS Manufactured Housing
  Contract "A6", Series 2001-B,
    6.467%, 8/15/2028 .............................    4,680,000       4,824,169

                                                       Principal       Market
ASSET-BACKED (continued)                                Amount         Value
--------------------------------------------------------------------------------
Manufactured Housing Receivables (continued)
Oakwood Mortgage Investors, Inc.:
  "A2", Series 2002-A, 5.01%,
    3/15/2020 .....................................   $2,910,000     $ 2,979,818
  "A2", Series 2001-E, 5.05%,
    11/15/2019 ....................................    1,840,000       1,882,381
Vanderbilt Acquisition Loan Trust
  "A3", Series 2002-1, 5.7%,
    9/7/2023 ......................................    6,300,000       6,550,889
                                                                      ----------
                                                                      21,585,186
                                                                      ----------
Miscellaneous - 7.6%
California Infrastructure:
  "A6", Series 1997-1, 6.38%,
    9/25/2008 .....................................    1,000,000       1,090,657
  "A7", Series 1997-1, 6.42%,
    9/25/2008 .....................................    4,610,000       5,023,258
  "A7", Series 1997-1, 6.42%,
    12/26/2009 ....................................    2,000,000       2,243,584
  "A8", Series 1997-1, 6.48%,
    12/26/2009 ....................................    4,100,000       4,609,655
Caterpillar Financial Asset Trust:
  "A3", Series 2002-A, 3.15%,
    2/25/2008 .....................................    7,560,000       7,671,346
  "B", Series 2002-A, 4.03%,
    5/26/2008 .....................................      540,000         549,941
Chase Funding Mortgage Loan "IA3",
  Series 2000-1, 7.674%,
    10/25/2019 ....................................    3,000,000       3,111,902
Conseco Finance:
  "A3", Series 2001-D, 4.67%,
    11/15/2032 ....................................    2,000,000       2,063,572
  "A4", Series 2002-A, 6.32%,
    4/15/2032 .....................................    3,300,000       3,565,841
Consumers Funding LLC "A4", Series
  2001-1, 4.98%, 4/20/2012 ........................    5,000,000       5,331,681
Detroit Edison Securitization "A3",
  Series 2001-1, 5.875%, 3/1/2010 .................    5,490,000       6,053,704
DVI Receivables Corp. "A3", Series
  2001-2, 3.52%, 7/11/2005 ........................    2,900,000       2,929,796
Norwest Asset Securities Corp. "A8",
  Series 1999-20, 6.75%,
    8/25/2029 .....................................      238,176         238,776
PECO Energy Transition Trust:
  "A1", Series 2001-A, 6.52%,
    12/31/2010 ....................................    5,000,000       5,720,320
  "A3", Series 2000-A, 7.625%,
    3/1/2010 ......................................    7,600,000       9,084,313

                            See accompanying notes.
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio
          (continued)

                                                       Principal       Market
ASSET-BACKED (continued)                                Amount         Value
--------------------------------------------------------------------------------
Miscellaneous (continued)
Public Service New Hampshire
  Funding LLC:
  "A2", Series 2001-1, 5.73%,
    11/1/2010 .....................................  $ 2,050,000   $   2,235,267
  "A3", Series 2001-1, 6.48%,
    5/1/2015 ......................................    5,000,000       5,737,376
Residential Funding Mortgage
  Securities I:
  "A3", Series 2002-HI1, 5.03%,
    1/25/2014 .....................................    3,000,000       3,118,251
  "AI3", Series 2000-HI3, 8.0%,
    5/25/2013 .....................................      439,503         439,831
Vanderbilt Mortgage Finance "A3",
  Series 2002-A, 5.58%, 3/7/2018 ..................      930,000         961,906
West Penn Funding LLC "A3", Series
  1999-A, 6.81%, 9/25/2008 ........................    5,000,000       5,517,707
                                                                     -----------
                                                                      77,298,684
                                                                     -----------
  Total Asset-Backed (Cost $240,848,374) .......................     251,936,089
                                                                     -----------
US TREASURY OBLIGATIONS - 14.6%
-------------------------------
US Treasury Notes:
  2.125%, 8/31/2004 ...............................   15,700,000      15,830,012
  2.875%, 6/30/2004 ...............................   30,100,000      30,729,030
  3.25%, 8/15/2007 ................................    8,755,000       9,023,805
  3.375%, 4/30/2004 ...............................    3,685,000       3,786,050
  3.5%, 11/15/2006 ................................   29,490,000      30,743,325
  3.625%, 3/31/2004 ...............................    8,700,000       8,960,661
  4.375%, 5/15/2007 ...............................   36,190,000      39,061,170
  4.375%, 8/15/2012 ...............................    1,500,000       1,594,922
  4.875%, 2/15/2012 ...............................    6,575,000       7,244,059
  5.0%, 8/15/2011 .................................      350,000         388,705
                                                                     -----------
  Total US Treasury Obligations
    (Cost $141,714,991) ........................................     147,361,739
                                                                     -----------

US GOVERNMENT AGENCY PASS-THRUS - 3.2%
--------------------------------------
Federal Home Loan Mortgage Corp.:
  7.2%, 10/1/2006 .................................    8,467,481       9,504,747
  7.5%, 10/1/2024 .................................    2,010,003       2,138,788
  8.0%, 3/1/2027 ..................................      378,126         405,246
Federal National Mortgage Association:
  4.86%, 11/25/2012 ...............................    5,700,000       5,767,260
  6.5%, 9/1/2028 ..................................      605,766         628,663
  6.5%, 10/1/2028 .................................      701,451         727,965
  6.5%, 12/1/2028 .................................      705,703         732,377
  7.33%, 9/1/2009 .................................    3,366,774       4,007,474
  7.5%, 7/1/2027 ..................................      672,566         712,130
  7.5%, 9/1/2027 ..................................    2,311,101       2,447,053
  8.0%, 5/1/2025 ..................................    1,758,539       1,895,531

US GOVERNMENT AGENCY                                   Principal       Market
PASS-THRUS (continued)                                  Amount         Value
--------------------------------------------------------------------------------
Federal National Mortgage Association: (continued)
  8.0%, 9/1/2026 ..................................  $   907,821     $   976,902
  8.0%, 9/1/2027 ..................................    1,871,087       2,014,671
                                                                      ----------
  Total US Government Agency Pass-Thrus
    (Cost $31,112,632) .........................................      31,958,807
                                                                      ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7%
-------------------------------------------
Bank of America Mortgage Securities:
  "1A3", Series 2002-K, 3.5%,
    10/20/2032 ....................................   15,000,000      15,042,188
  "A12", Series 1999-2, 5.9%,
    4/25/2029 .....................................    3,000,000       3,131,280
Bear Stearns Commercial Mortgage
  Securities:
  7.11%, 10/15/2032 ...............................      872,301         977,887
  7.78%, 2/15/2032 ................................    2,000,000       2,397,982
Bear Stearns Commercial Mortgage
  Securities, Series 2000-WF1,
  7.64%, 2/15/2032 ................................      102,654         115,275
Capco America Securitization Corp.,
  Series 1998-D7, 6.26%,
    10/15/2030 ....................................    6,000,000       6,703,955
Chase Mortgage Finance Corp., Series
  1999-S10, 6.75%, 8/25/2029 ......................    3,000,000       3,088,260
Citicorp Mortgage Securities, Inc.,
  Series 1998-6, 6.5%, 7/25/2028 ..................    3,000,000       3,032,736
CS First Boston Mortgage Securities
  Corp.:
  "A2", Series 2002-7, 5.73%,
    3/25/2032 .....................................    1,580,000       1,631,829
  "A2", Series 2001-CF2, 5.935%,
    2/15/2034 .....................................    3,000,000       3,252,640
  "A3", Series 2001-CF2, 6.24%,
    2/15/2034 .....................................    2,000,000       2,223,001
DLJ Commercial Mortgage Corp.:
  "A1B", Series 1998-CG1, 6.41%,
    6/10/2031 .....................................    5,985,000       6,692,608
  Series 1999-CG2 A1B, 7.3%,
    6/10/2009 .....................................    3,000,000       3,505,504
Federal Home Loan Mortgage Corp.:
  "PN", Series 2392, 5.0%,
    11/15/2021 ....................................    6,000,000       6,190,856
  5.5%, 9/15/2021 .................................    6,000,000       6,224,842
  "PB", Series 2383, 5.5%,
    1/15/2030 .....................................    6,000,000       6,247,944
Federal National Mortgage Association:
  "A", Series 2000-M1, 7.37%,
    1/17/2013 .....................................    3,519,880       3,792,228

                            See accompanying notes.
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
-------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio
          (continued)

COLLATERALIZED MORTGAGE                                Principal       Market
OBLIGATIONS (continued)                                 Amount         Value
-------------------------------------------------------------------------------
Federal National Mortgage Association: (continued)
  "C", Series 2002-M1, 6.17%,
    2/25/2016 .....................................   $1,170,000     $1,279,097
  "PJ", Series 1994-51, 6.5%,
    9/25/2023 .....................................    4,170,000      4,433,722
First Union National Bank
  Commercial Mortgage, Series
    1999-C4, 7.184%, 12/15/2031 ...................    1,082,156      1,188,474
GE Capital Mortgage Services, Inc.:
  "A9", Series 1999-13, 6.0%,
    7/25/2029 .....................................      253,106        254,144
  "A6", Series 1994-17, 7.0%,
    5/25/2024 .....................................      460,000        471,518
Government National Mortgage
  Association, Series 2002-9, 5.88%,
    3/16/2024 .....................................    3,000,000      3,226,288
LB Commercial Conduit Mortgage
  Trust, Series 1999-C1, 6.41%,
    8/15/2007 .....................................    2,636,027      2,855,505
LB-UBS Commercial Mortgage Trust,
  Series 2000-C3, 7.95%,
    7/15/2009 .....................................    2,359,293      2,683,237
Morgan Stanley Capital I:
  "A2", Series 1999-CAM1, 6.76%,
    3/15/2032 .....................................    2,229,716      2,445,614
  "A4", Series 1999-CAM1, 7.02%,
    3/15/2032 .....................................    3,000,000      3,453,301
Morgan Stanley Dean Witter Capital I:
  "A3", Series 2001-IQA, 5.72%,
    12/18/2032 ....................................    6,610,000      7,189,689
  "A2", Series 2002-TOP7, 5.98%,
    1/15/2039 .....................................    7,555,000      8,316,860
  "A4", Series 2001-TOP3, 6.39%,
    7/15/2033 .....................................    3,000,000      3,379,886
Nomura Asset Securities Co., Series
  1998-D6, 6.59%, 3/15/2030 .......................    6,000,000      6,799,585
PNC Mortgage Acceptance Corp.,
  Series 2000-C1, 7.52%,
  7/15/2008 .......................................    1,739,558      1,953,835
Residential Asset Securitization Trust,
  Series 2002-A4, 6.18%,
  12/25/2026 ......................................    2,220,000      2,280,917
Residential Funding Mortgage
  Securities I:
  "A3", Series 1999-S9, 6.75%,
    4/25/2029 .....................................      404,402        411,071
  "A2", Series 1999-S24, 7.1%,
    12/25/2029 ....................................    1,460,092      1,477,672
                                                                      ---------

COLLATERALIZED MORTGAGE                                Principal       Market
OBLIGATIONS (continued)                                 Amount         Value
-------------------------------------------------------------------------------
  Total Collateralized Mortgage Obligations
    (Cost $120,634,087) ........................................  $ 128,351,430
                                                                  -------------
US AGENCY OBLIGATIONS - 0.1%
----------------------------
Federal Home Loan Mortgage Corp.,
  6.25%, 7/15/2004
  (Cost $986,408) .................................    1,000,000      1,073,915
                                                                  -------------
CASH EQUIVALENTS - 0.3%
-----------------------
US Treasury Bill, 1.66%, 10/17/2002
(Cost $3,247,573) (d) .............................    3,250,000      3,247,761
                                                                  -------------
INVESTMENTS IN AFFILIATED
-------------------------
  INVESTMENT COMPANIES - 5.8%
  ---------------------------
Deutsche Cash Management Fund
  Institutional , 1.67%
    (Cost $59,112,865) (c) ........................   59,112,865     59,112,865
                                                                  -------------
OTHER - 8.5%
------------
Scudder High Income Plus Fund
  (Cost $93,126,362) (c) ..........................   13,435,111     85,716,006
                                                                  -------------
  Total Portfolio
    (Cost $995,266,114) (a) 102.1% .............................  1,032,382,558
                                                                  -------------
WRAPPER AGREEMENTS
------------------
Bank of America NA .............................................    (10,889,665)
Transamerica Life Insurance & Annuity Co. ......................    (10,669,261)
CDC Financial Products, Inc. ...................................    (15,400,448)
J.P.Morgan Chase Bank ..........................................     (4,196,442)
                                                                  -------------
  Total Wrapper Agreements (b) (4.1%) ..........................    (41,155,816)
  Other Assets and Liabilities, Net 2.0% .......................     19,767,699
                                                                  -------------
  Net Assets 100.0% ............................................  1,010,994,441
                                                                  =============

(a) The cost for federal income tax purposes was $995,266,114. At September 30, 2002, net unrealized appreciation for all securities based on tax cost was $37,116,444. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,946,076 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,829,632.

(b) Each Wrapper Agreement obligates the wrapper provider to maintain the book value of the portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

                            See accompanying notes.
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
--------------------------------------------------------------------------------
September 30, 2002

PreservationPlus Income Portfolio
          (continued)

--------------------------------------------------------------------------------
(c) Deutsche Cash Management Fund Institutional and Scudder High Income Plus Fund are also managed by Deutsche Asset Management, Inc. The rate shown for Deutsche Cash Management Fund Institutional is the annualized seven-day yield at period end.

(d) At September 30, 2002, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

    Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At September 30, 2002, open futures contracts sold short were as follows:


                                                                                                              Unrealized
                                                                             Aggregate        Market         Appreciation
Futures                                         Expiration    Contracts    Face Value ($)    Value ($)     (Depreciation)($)
-------                                         ----------    ---------    --------------    ---------     -----------------
Euro Bond ..................................     12/6/2002       379        (41,665,179)    (42,230,134)        (564,955)
TSE Japan 10 Year Bond .....................    12/11/2002        66        (76,387,243)    (76,116,313)         270,930
10 Year CBT Treasury Note ..................    12/19/2002       126        (13,967,835)    (14,604,188)        (636,353)
                                                                                                                --------
Total Unrealized Appreciation (Depreciation) ..........................................................         (930,378)
                                                                                                                --------

At September 30, 2002, open futures contracts purchased were as follows:


                                                                                                              Unrealized
                                                                             Aggregate         Market         Appreciation
Futures                                         Expiration    Contracts    Face Value ($)     Value ($)     (Depreciation)($)
-------                                         ----------    ---------    --------------     ---------     -----------------

Australia 10 Year Bond .....................    12/16/2002       448         22,986,682      23,455,354          468,672
Liffe Gilt Future ..........................    12/27/2002        98         18,469,336      18,618,597          149,261
Canada 10 Year Bond ........................    12/18/2002     1,082         71,991,564      73,213,378        1,221,814
                                                                                                               ---------
Total Unrealized Appreciation (Depreciation) ..........................................................        1,839,747
                                                                                                               ---------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The "aggregate value" presented above represents the Portfolio's total exposure in such contracts.

                            See accompanying notes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Statement of Assets and Liabilities September 30, 2002
--------------------------------------------------------------------------------

Assets
Investments in securities, at value* (cost $995,266,114) ............   $ 1,032,382,558
Cash ................................................................         1,123,211
Foreign currency, at value ($192,286) ...............................           182,361
Receivable for investments sold .....................................        25,254,872
Dividends receivable ................................................           581,926
Interest receivable .................................................         7,886,718
Receivable for shares of beneficial interest subscribed .............        16,762,650
Receivable for daily variation margin on open futures contracts .....         2,063,268
Unrealized appreciation on forward currency exchange contracts ......         1,545,295
                                                                        ---------------
Total assets ........................................................     1,087,782,859
                                                                        ---------------
Liabilities
Payable for investments purchased ...................................        33,212,690
Wrapper agreements ..................................................        41,155,816
Unrealized depreciation on forward currency exchange contracts ......           819,007
Accrued advisory fee ................................................           571,340
Other accrued expenses and payables .................................         1,029,565
                                                                        ---------------
Total liabilities ...................................................        76,788,418
                                                                        ---------------
Net assets, at value ................................................   $ 1,010,994,441
                                                                        ===============

*Includes investment in affiliated investment companies of $144,828,871.

Statement of Operations For the year ended September 30, 2002

Investment Income
Income:
  Credit rate interest ..............................................       $ 1,516,211
  Interest ..........................................................        26,192,406
  Dividends from affiliated investment companies ....................         4,492,625
                                                                            -----------
Total Income ........................................................        32,201,242
                                                                            -----------
Expenses:
  Advisory fee ......................................................         3,475,084
  Wrapper fees ......................................................         1,161,580
  Administrative service fee ........................................           266,592
  Auditing ..........................................................            40,247
  Legal .............................................................               268
  Trustees' fees and expenses .......................................            11,888
  Other .............................................................            60,340
                                                                            -----------
Total expenses, before expense reductions ...........................         5,015,999
Expense reductions ..................................................          (752,588)
                                                                            -----------
Total expenses, after expense reductions ............................         4,263,411
                                                                            -----------
Net investment income ...............................................        27,937,831
                                                                            -----------
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from:
  Investments .......................................................         2,020,682
  Futures ...........................................................          (164,011)
  Foreign currency related transactions .............................         3,929,156
                                                                            -----------
                                                                              5,785,827
                                                                            -----------
Net unrealized appreciation (depreciation) during the period on:
  Investments, futures and foreign currency related transactions ....        26,790,076
  Wrapper agreements ................................................       (32,575,903)
                                                                            -----------
                                                                             (5,785,827)
                                                                            -----------
Net gain/loss on investments ........................................                 -
                                                                            -----------
Net increase (decrease) in net assets resulting from operations .....       $27,937,831
                                                                            ===========

                        See notes to financial statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          For the                 For the
                                                                        year ended               year ended
                                                                    September 30, 2002       September 30, 2001
                                                                    ------------------       ------------------
Increase (Decrease in Net Assets
Operations:
Net investment income .............................................   $   27,937,831            $ 13,052,325
Net realized gain (loss) on investment transactions ...............        5,785,827              (1,047,760)
Net unrealized appreciation (depreciation) on
  investments during the period ...................................       26,790,076               9,704,317
Net unrealized appreciation (depreciation) on wrapper
  agreements during the period ....................................      (32,575,903)             (8,656,557)
                                                                      --------------            ------------
Net increase (decrease) in net assets resulting from operations ...       27,937,831              13,052,325
                                                                      --------------            ------------
Capital transactions in shares of beneficial interest:
Proceeds from capital invested ....................................      836,085,058              88,264,998
Value of capital withdrawn ........................................      (79,831,430)            (75,664,804)
                                                                      --------------            ------------
Net increase (decrease) in net assets from capital
  transactions in shares of beneficial interest ...................      756,253,628              12,600,194
                                                                      --------------            ------------
Increase (decrease) in net assets .................................      784,191,459              25,652,519
Net assets at beginning of period .................................      226,802,982             201,150,473
                                                                      --------------            ------------
Net assets at end of period .......................................   $1,010,994,441            $226,802,982
                                                                      ==============            ============

--------------------------------------------------------------------------------

Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the PreservationPlus Income Portfolio.


                                               For the          For the           For the           For the
                                             year ended       year ended        year ended        period ended
                                           Sept. 30, 2002   Sept. 30, 2001    Sept. 30, 2000    Sept. 30, 1999(a)
                                           --------------   --------------    --------------    -----------------
Ratios to Average Net Assets
  and Supplemental Data
Net assets, end of period ($ million)           $1,011            $227              $201               $26
Ratios of expenses before expense
  reductions (%)                                   .93            1.01               .99              1.41*
Ratio of expenses after expense
  reductions (%)                                   .80             .80               .35               .49*
Ratio of net investment income (loss) (%)         5.21            6.37              7.33              6.47*
Portfolio turnover rate (%)                         62              13                 -(b)           149
Total Investment Return (%)(c)                    5.53            6.58              6.85              4.61**

(a) For the period December 23, 1998 (commencement of operations) to September 30, 1999.

(b) Less than 1%.

(c) Total return would have been lower had certain expenses not been reduced.

  * Annualized

 ** Not annualized

                       See notes to financial statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

PreservationPlus Income Portfolio ("PreservationPlus Income Portfolio" or the "Portfolio"), a diversified series of BT Investment Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Deutsche Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus accrued interest on the underlying securities) of the covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of the Wrapper Providers to pay amounts due under the Wrapper Agreements.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. The credited rate interest is accrued daily and represents the difference between actual interest earned on covered assets under the Portfolio's Wrapper Agreements and the product of the Book Value of the covered assets multiplied by the crediting rate as determined pursuant to the Wrapper Agreements.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses (including Wrapper Agreements) from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

B. Purchases and Sales of Securities

During the year ended September 30, 2002, purchases and sales of investment securities (excluding short-term investments) aggregated $1,045,379,444 and $308,454,076, respectively.

C. Related Parties

Scudder Investments, which is part of Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio. Investment Company Capital Corp. ("ICCC"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Administrator for the Portfolio.

Investment Advisory Agreement. Under the Investment Advisory Agreement (the "Investment Advisory Agreement"), the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.70% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. These fees are not charged on assets invested in affiliated Money Market funds. These fees are reduced to 0.10% on assets invested in Scudder High Income Plus Fund.

In addition, for the year ended September 30, 2002, the Advisor maintained the annualized expenses of the Portfolio at not more than 0.80% of the Portfolio's average daily net assets. Accordingly, for the year ended September 30, 2002, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $752,588 and the amount imposed aggregated $2,722,496, which was equivalent to an annual effective rate of 0.51% of the Portfolio's average net assets.

Administrator Service Fee. ICCC serves as the Portfolio's Administrator. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended September 30, 2002, the Administrator Service Fee was $266,592.

Other. The Portfolio may invest in Deutsche Cash Management Fund Institutional, an open-end management investment company managed by DeAM. Distributions from Deutsche Cash Management Fund Institutional to the Portfolio for the year ended September 30, 2002, totaled $558,645.

To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Scudder High Income Plus Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Scudder High Income Plus Fund. Distributions from Scudder High Income Plus Fund to the Portfolio for the year ended September 30, 2002, totaled $3,933,980.

Trustees' Fees and Expenses. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Commitments

As of September 30, 2002, the Portfolio had entered into the following forward currency exchange contracts resulting in net unrealized appreciation of $726,288.

                                                              Net Unrealized
                                                Settlement     Appreciation
Contracts to Deliver     In Exchange For           Date       (Depreciation)
--------------------     ---------------           ----       --------------
AUD     23,864,268      USD     23,882,953      10/04/2002       $ 18,685
CAD     39,623,078      USD     38,849,051      10/03/2002       (773,627)
EUR     12,165,275      USD     12,119,894      10/04/2002        (45,380)
GBP     49,557,275      USD     49,912,721      10/04/2002        355,446
USD     34,800,456      JPY     33,629,292      10/04/2002      1,171,164

Currency Abbreviation
---------------------
CAD     Canadian Dollar         EUR     Euro
GBP     British Pound           JPY     Japanese Yen
USD     US Dollars              AUD     Australian Dollar

E. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata based upon net assets among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.625 percent. During the period the Portfolio had no borrowings on the line of credit.

F. Wrapper Agreements

The Portfolio enters into agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid. A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees of BT Investment
Portfolios and the Shareholders of
PreservationPlus Income Portfolio:

We have audited the accompanying statement of assets and liabilities of PreservationPlus Income Portfolio (the "Portfolio") as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 23, 1998 (commencement of operations) through September 30, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the Portfolio's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PreservationPlus Income Portfolio at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period December 23, 1998 (commencement of operations) through September 30, 1999, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 13, 2002

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                                       29

Shareholder Meeting Results
--------------------------------------------------------------------------------

     A Special Meeting of the Shareholders of Scudder PreservationPlus Income Portfolio, a series of BT Investment Portfolios (the "Trust"), was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

     1. To elect eleven Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                         Number of Votes:
         Trustee Nominee             For               Withheld
         ---------------             ---               --------
         Richard R. Burt        3,697,262,150           498,165
         S. Leland Dill         3,688,253,771         9,506,544
         Martin J. Gruber       3,697,262,023           498,292
         Richard T. Hale        3,697,259,610           500,705
         Joseph R. Hardiman     3,697,261,307           499,008
         Richard J. Herring     3,697,261,263           499,052
         Graham E. Jones        3,688,253,771         9,506,544
         Rebecca W. Rimel       3,697,261,390           498,925
         Philip Saunders, Jr.   3,688,256,311         9,504,004
         William N. Searcy      3,697,261,390           498,925
         Robert H. Wadsworth    3,697,250,007           510,309

     2. To approve a new investment advisory agreement (each a "New Advisory Agreement" and collectively, the "New Advisory Agreements") between the Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.").

                 Affirmative           Against              Abstain
                3,691,354,660          417,884             5,987,771

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                                       30

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                                       31

Director Disclosure
--------------------------------------------------------------------------------
September 30, 2002


                                                                                                                   Number of
                                                                                  Principal                        portfolios in
Name,                          Position(s)            Term of                     occupation(s)                    fund complex
Address and                    held with              office and                  during the past                  overseen by
Age                            the Fund               length of time served       5 years                          the director

Donald A. Chubb, Jr.           Director**             1994 to present***          Business broker,                       40
One Security Benefit Place                                                          Griffith & Blair Realtors
Topeka, KS 66636-0001                                                             Manager, Star Sign, Inc.
55

Penny A. Lumpkin               Director**             1993 to present***          President, Vivian's Gift Shop          40
One Security Benefit Place                                                        Vice President, Palmer
Topeka, KS 66636-0001                                                               Companies, Inc.
62                                                                                Vice President, Bellairre
                                                                                    Shopping Center
                                                                                  Partner, Goodwin Ent.
                                                                                  Partner, Town Crier
                                                                                  Vice President and Treasurer,
                                                                                    Palmer News, Inc.
                                                                                  Vice President, M/S News, Inc.
                                                                                  Secretary, Kansas City
                                                                                    Periodicals

Mark L. Morris, Jr.            Director**             1991 to present***          Independent Investor, Morris Co.       40
One Security Benefit Place                                                        Partner, Mark Morris Associates
Topeka, KS 66636-0001
67

Maynard F. Oliverius           Director               1998 to present***          President & CEO, Stormont Vail         40
One Security Benefit Place                                                          HealthCare
Topeka, KS 66636-0001
58

John D. Cleland                Chairman of the Board  February 2000 to present*** Sr. Vice President and Managing        40
One Security Benefit Place     Director*              1991 to present***            Member Representative, Security
Topeka, KS 66636-0001                                                               Management Company, LLC
65                                                                                Sr. Vice President, Security Benefit
                                                                                    Group, Inc.
                                                                                  Sr. Vice President, Security Benefit
                                                                                    Life Insurance Co.
                                                                                  Director & Vice President, Security
                                                                                    Distributors, Inc.

James R. Schmank               President              February 2000 to present*** President and Managing Member          40
One Security Benefit Place     Director*              1997 to present***            Representative, Security
Topeka, KS 66636-0001                                                               Management Company, LLC
48                                                                                Sr. Vice President, Security Benefit
                                                                                    Group, Inc.
                                                                                  Sr. Vice President, Security Benefit
                                                                                    Life Insurance Co.
                                                                                  Director, Security Disytributors, Inc.

*These directors are deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-888-2461.
--------------------------------------------------------------------------------

The Security Group of                   Security Funds
Mutual Funds                            Officers and Directors

Security Growth and Income Fund         Directors
Security Equity Fund
  o Equity Series                       Donald A. Chubb, Jr.
  o Global Series                       John D. Cleland
  o Total Return Series                 Penny A. Lumpkin
  o Social Awareness Series             Mark L. Morris, Jr., D.V.M.
  o Value Series                        Maynard F. Oliverius
  o Small Company Series                James R. Schmank
  o Enhanced Index Series
  o International Series                Officers
  o Select 25 Series
  o Large Cap Growth Series             John D. Cleland, Chairman of the Board
  o Technology Series                   James R. Schmank, President
Security Ultra Fund                     Steven M. Bowser, Vice President
Security Income Fund                    Thomas A. Swank, Vice President
  o Diversified Income Series           Amy J. Lee, Secretary
  o High Yield Series                   Christopher D. Swickard, Assistant Secretary
  o Capital Preservation Series         Brenda M. Harwood, Treasurer
Security Municipal Bond Fund            Jana Selley, Compliance Officer
Security Cash Fund

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

------------------------------------------
[LOGO](R) Security Distributors, Inc.
------------------------------------------
One Security Benefit Place
Topeka, KS 66636-0001


SDI 803 (R9-02)                                                      46-08033-00